Taxes Payable	12 Months Ended
Dec. 31, 2023
Taxes Payable [Abstract]
Taxes Payable

12. Taxes Payable

Taxes payable consisted of the following:

	December 31, 2023	December 31, 2022
	US$	US$
VAT payable	353,887	380,926
Income tax payable	672,245	690,824
Other tax payable	55,999	59,526
Total	1,082,131	1,131,276